Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Trade and other receivables	$ 12,388	$ 10,458
Deferred tax assets	5,324	745
Intangible assets, net	1,362,967	103,345
Property, plant and equipment, net	67,999	37,528
Right-of-use assets	115,176
Investments	16,229	566
Investments in associates	2,466	86
Total non-current assets	1,582,549	151,983
Current assets
Inventories	128,107	60,954
Trade and other receivables	194,794	93,670
Cash and cash equivalents	322,429	1,044,786
Total current assets	645,330	1,199,410
Total assets	2,227,879	1,351,393
Equity
Share capital	13,584	11,994
Share premium	878,007	772,300
Merger reserve	783,529	783,529
Foreign exchange reserve	(30,842)	(23,509)
Other reserves	349,463	67,474
Accumulated losses	(826,135)	(483,357)
Equity attributable to owners of the parent	1,167,606	1,128,431
Non-controlling interests	170,226	0
Total equity	1,337,832	1,128,431
Non-current liabilities
Provisions	23,704	13,462
Lease liabilities	100,833
Deferred tax liabilities	219,789
Other liabilities	16,455	15,342
Put and call option liabilities	61,268
Total non-current liabilities	422,049	28,804
Current liabilities
Trade and other payables	447,586	194,158
Lease liabilities	18,485
Put and call option liabilities	1,118
Other current financial liabilities	809
Total current liabilities	467,998	194,158
Total liabilities	890,047	222,962
Total equity and liabilities	$ 2,227,879	$ 1,351,393